Net interest income (Tables)	12 Months Ended
Dec. 31, 2019
Net interest income
Schedule of Net interest income

	2019	2018	2017
	£m	£m	£m
Loans to banks - amortised cost	726	522	277
Loans to customers - amortised cost	9,795	9,993	10,409
Other financial assets	854	534	348
Interest receivable (1)	11,375	11,049	11,034

Balances with banks	319	250	175
Customer deposits: demand	282	223	99
Customer deposits: savings	771	510	445
Customer deposits: other time	203	116	179
Other financial liabilities	1,102	791	554
Subordinated liabilities	483	461	572
Internal funding of trading businesses	168	42	23
Interest payable (1)	3,328	2,393	2,047
Net interest income	8,047	8,656	8,987

Note:

(1)	Negative interest on loans is classed as interest payable and on customer deposits is classed as interest receivable.